Retirement Plan (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discount rate	1.75%	2.00%	2.00%
Rate of increase in compensation levels	4.00%	5.00%	4.00%
Expected long-term rate of return on pension assets	1.75%	2.00%	2.00%